Accounts payable and other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accounts payable and other liabilities [abstract]
Accounts payable and other liabilities
	As at 31 December
	2019	2018

Accounts and notes payable	15,850,958	14,683,707
Payables to contractors for construction	12,695,720	12,353,097
Retention payables to contractors	1,537,024	1,557,737
Accrued interests	1,276,703	1,152,767
Others	5,909,676	5,391,372

Total	37,270,081	35,138,680

Carrying amounts of financial liabilities denominated in currencies
	As at 31 December
	2019	2018

RMB	34,996,912	33,354,665
S$ (RMB equivalent)	1,024,453	561,064
US$ (RMB equivalent)	940,749	1,075,678
JPY (RMB equivalent)	12,564	10,088
EUR (RMB equivalent)	1,194	-
PKR (RMB equivalent)	294,209	137,185

Total	37,270,081	35,138,680

Ageing analysis of accounts and notes payable
	As at 31 December
	2019	2018

Within 1 year	15,435,470	14,423,179
Between 1 to 2 years	311,880	143,514
Over 2 years	103,608	117,014

Total	15,850,958	14,683,707